Schedule of Gain on Extinguishment of Debt (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
Debt Disclosure [Abstract]
Excess of the net carrying amount of the repurchased Convertible Notes			$ 16,248
Derecognition of debt discount			(6,355)
Derecognition of debt issuance costs			(5,269)
Derecognition of conversion feature derivative liability			1,309
Total			$ 5,933